Disclosures on the effects of fluctuations in foreign currency exchange rates - Assets Subject to Fluctuations in Exchange Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 10,778,837	$ 10,819,101
Current Assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	5,866,141	6,991,509
Current Assets | Cash and cash equivalents
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 1,041,369	2,655,236
Current Assets | Cash and cash equivalents | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 855,001	1,637,507
Current Assets | Cash and cash equivalents | CLP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 3,425	806,106
Current Assets | Cash and cash equivalents | CNY
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CNY
Assets held in foreign currency	$ 31,362	92,394
Current Assets | Cash and cash equivalents | EUR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 11,183	14,963
Current Assets | Cash and cash equivalents | GBP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	GBP
Assets held in foreign currency	$ 26	1
Current Assets | Cash and cash equivalents | AUD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Assets held in foreign currency	$ 108,883	89,602
Current Assets | Cash and cash equivalents | MXN
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Assets held in foreign currency	$ 649	1,406
Current Assets | Cash and cash equivalents | AED
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AED
Assets held in foreign currency	$ 6	2
Current Assets | Cash and cash equivalents | JPY
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	JPY
Assets held in foreign currency	$ 899	686
Current Assets | Cash and cash equivalents | NOK
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	NOK
Assets held in foreign currency	$ 8	0
Current Assets | Cash and cash equivalents | ZAR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	ZAR
Assets held in foreign currency	$ 10,559	11,647
Current Assets | Cash and cash equivalents | KRW
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	KRW
Assets held in foreign currency	$ 19,364	918
Current Assets | Cash and cash equivalents | IDR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	IDR
Assets held in foreign currency	$ 3	3
Current Assets | Cash and cash equivalents | PLN
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	PLN
Assets held in foreign currency	$ 1	1
Current Assets | Other current financial assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 1,325,843	961,355
Current Assets | Other current financial assets | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 879,612	722,165
Current Assets | Other current financial assets | CLP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 446,221	239,151
Current Assets | Other current financial assets | BRL
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	BRL
Assets held in foreign currency	$ 10	39
Current Assets | Other current non-financial assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 136,750	196,335
Current Assets | Other current non-financial assets | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 22,092	35,237
Current Assets | Other current non-financial assets | CLP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 85,079	85,608
Current Assets | Other current non-financial assets | CNY
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CNY
Assets held in foreign currency	$ 529	56,404
Current Assets | Other current non-financial assets | EUR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 1,304	1,046
Current Assets | Other current non-financial assets | AUD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Assets held in foreign currency	$ 4,870	9,516
Current Assets | Other current non-financial assets | MXN
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Assets held in foreign currency	$ 2,014	4,685
Current Assets | Other current non-financial assets | JPY
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	JPY
Assets held in foreign currency	$ 2,267	158
Current Assets | Other current non-financial assets | ZAR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	ZAR
Assets held in foreign currency	$ 41	3,203
Current Assets | Other current non-financial assets | KRW
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	KRW
Assets held in foreign currency	$ 18,031	0
Current Assets | Other current non-financial assets | CLF
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLF
Assets held in foreign currency	$ 227	259
Current Assets | Other current non-financial assets | COP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	COP
Assets held in foreign currency	$ 294	217
Current Assets | Other current non-financial assets | THB
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	THB
Assets held in foreign currency	$ 2	2
Current Assets | Trade and other receivables
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 907,181	1,087,420
Current Assets | Trade and other receivables | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 516,261	788,596
Current Assets | Trade and other receivables | CLP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 61,146	58,412
Current Assets | Trade and other receivables | CNY
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CNY
Assets held in foreign currency	$ 282,117	161,492
Current Assets | Trade and other receivables | EUR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 25,542	36,318
Current Assets | Trade and other receivables | GBP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	GBP
Assets held in foreign currency	$ 147	76
Current Assets | Trade and other receivables | AUD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Assets held in foreign currency	$ 2,598	1,708
Current Assets | Trade and other receivables | MXN
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Assets held in foreign currency	$ 670	889
Current Assets | Trade and other receivables | AED
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AED
Assets held in foreign currency	$ 1,467	3,116
Current Assets | Trade and other receivables | JPY
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	JPY
Assets held in foreign currency	$ 382	129
Current Assets | Trade and other receivables | ZAR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	ZAR
Assets held in foreign currency	$ 12,295	33,361
Current Assets | Trade and other receivables | KRW
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	KRW
Assets held in foreign currency	$ 8	0
Current Assets | Trade and other receivables | BRL
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	BRL
Assets held in foreign currency	$ 8	22
Current Assets | Trade and other receivables | COP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	COP
Assets held in foreign currency	$ 3,210	2,751
Current Assets | Trade and other receivables | CLF
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLF
Assets held in foreign currency	$ 1,330	550
Current Assets | Receivables from related parties
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 43,253	81,622
Current Assets | Receivables from related parties | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 40,236	79,331
Current Assets | Receivables from related parties | EUR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 3,017	1,250
Current Assets | Receivables from related parties | AUD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Assets held in foreign currency	$ 0	1,041
Current Assets | Current inventories
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 1,774,594	1,784,281
Current Assets | Current inventories | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 1,774,594	1,784,281
Current Assets | Current tax assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 637,033	224,914
Current Assets | Current tax assets | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 611,841	127,068
Current Assets | Current tax assets | CLP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 3,637	2,125
Current Assets | Current tax assets | CNY
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CNY
Assets held in foreign currency	$ 0	77,397
Current Assets | Current tax assets | EUR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 13,556	14,042
Current Assets | Current tax assets | MXN
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Assets held in foreign currency	$ 5,216	59
Current Assets | Current tax assets | JPY
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	JPY
Assets held in foreign currency	$ 11	0
Current Assets | Current tax assets | ZAR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	ZAR
Assets held in foreign currency	$ 29	28
Current Assets | Current tax assets | KRW
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	KRW
Assets held in foreign currency	$ 0	2,713
Current Assets | Current tax assets | BRL
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	BRL
Assets held in foreign currency	$ 2	1
Current Assets | Current tax assets | COP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	COP
Assets held in foreign currency	$ 2,741	1,481
Current Assets | Non-current assets or groups of assets classified as held for sale
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 118	346
Current Assets | Non-current assets or groups of assets classified as held for sale | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 118	346
Non-Current Assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	4,912,696	3,827,592
Non-Current Assets | Other non-current financial assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 248,281	32,126
Non-Current Assets | Other non-current financial assets | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 248,281	32,126
Non-Current Assets | Other non-current non-financial assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 373,700	52,396
Non-Current Assets | Other non-current non-financial assets | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 65,616	52,396
Non-Current Assets | Other non-current non-financial assets | CNY
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CNY
Assets held in foreign currency	$ 308,084	0
Non-Current Assets | Other receivables, non-current
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 2,559	2,091
Non-Current Assets | Other receivables, non-current | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 705	713
Non-Current Assets | Other receivables, non-current | CLP
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Assets held in foreign currency	$ 999	1,213
Non-Current Assets | Other receivables, non-current | MXN
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Assets held in foreign currency	$ 179	88
Non-Current Assets | Other receivables, non-current | KRW
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	KRW
Assets held in foreign currency	$ 667	0
Non-Current Assets | Other receivables, non-current | CLF
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLF
Assets held in foreign currency	$ 9	77
Non-Current Assets | Investments classified using the equity method of accounting
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 86,417	54,386
Non-Current Assets | Investments classified using the equity method of accounting | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 76,532	22,959
Non-Current Assets | Investments classified using the equity method of accounting | EUR
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Assets held in foreign currency	$ 7,107	11,830
Non-Current Assets | Investments classified using the equity method of accounting | AED
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AED
Assets held in foreign currency	$ 2,778	19,597
Non-Current Assets | Intangible assets other than goodwill
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 155,874	166,336
Non-Current Assets | Intangible assets other than goodwill | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 155,874	166,336
Non-Current Assets | Purchases goodwill, gross
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 958	967
Non-Current Assets | Purchases goodwill, gross | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 958	967
Non-Current Assets | Property, plant and equipment
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 3,609,937	2,726,838
Non-Current Assets | Property, plant and equipment | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 3,609,937	2,726,838
Non-Current Assets | Right-of-use assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 73,193	60,867
Non-Current Assets | Right-of-use assets | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 73,193	60,867
Non-Current Assets | Non-current tax assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 59,541	127,114
Non-Current Assets | Non-current tax assets | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 59,541	127,114
Non-Current Assets | Deferred tax assets
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Assets held in foreign currency	$ 302,236	604,471
Non-Current Assets | Deferred tax assets | USD
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Assets held in foreign currency	$ 302,236	$ 604,471